Pension Benefits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension plans with benefit obligations and accumulated benefit obligations in excess of plan assets
Benefit obligation	$ 113,460	$ 72,180
Fair value of plan assets	85,432	53,421
Accumulated benefit obligation	35,358	62,405
Fair value of plan assets	$ 31,815	$ 39,134